Fair Value Measurements - Summary of Debt Securities, Available-for-sale (Detail) - Surrozen Inc [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 6,598	$ 16,400
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	6,598	16,400
Corporate Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		1,115
Gross Unrealized Gains		0
Gross Unrealized Losses		0
Estimated Fair Value		1,115
Commercial Paper [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	6,598	15,285
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 6,598	$ 15,285